INCOME TAXES - Income Before Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
(Loss) income before income taxes	$ (25,519)	$ (10,511)
U.S.
(Loss) income before income taxes	(50,154)	(6,159)
Foreign
(Loss) income before income taxes	$ 24,635	$ (4,352)